REGULATORY CAPITAL (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Tier 1 core capital, Actual Ratio	21.30%	20.80%
Tier 1 risk-based capital, Actual Ratio	37.80%	38.30%
Dividends Waived	$ 1.4
Residential Real Estate One To Four Family [Member]
Tier 1 core capital, Actual Ratio	4.00%
Tier 1 risk-based capital, Actual Ratio	8.00%
Capital to Risk Weighted Assets	50.00%